Basis of Presentation (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation
Revenue Recognition

Revenue Recognition

The Company recognizes revenue, net of sales tax, when it satisfies its performance obligations by transferring control of promised goods or services to its customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services. Revenue from movie rentals is recognized for the period that the movie is rented and is recorded net of promotional discounts offered to the Company’s consumers, uncollected amounts and refunds that it grants to its customers. Revenue from a direct sale out of the kiosk of previously rented movies is recognized at the time of sale. Revenue from On Demand rentals or purchases is also recognized at the time of sale. On rental transactions for which the related movie has not yet been returned to the kiosk at month-end, revenue is recognized with a corresponding receivable recorded in the balance sheet, net of a reserve for potentially uncollectable amounts that is considered a reduction from gross revenue as collectability is not reasonably assured.

A significant portion of the Company’s Legacy Business rental revenue is concentrated in kiosks installed with certain retail partners. Revenue aggregated at the following retailers accounted for 10% or more of the Company’s net revenue for the periods presented:

	Nine Months Ended September 30,
	2021	2020
Wal-Mart Stores Inc.	13.0%	14.2%
Walgreen Co.	12.2%	15.0%

Promotional Codes and Gift Cards

The Company offers its consumers the option to purchase stored value products in the form of bulk promotional codes and electronic gift cards. There are no expiration dates on these products and the Company does not charge service fees that cause a decrement to customer balances in the case of gift cards. Cash receipts from the sale of promotional codes and gift cards are recorded as deferred revenue in Accrued and other current liabilities and recognized as revenue upon redemption. Additionally, the Company recognizes revenue from non-redeemed or partially redeemed promotional codes and gift cards in proportion to the historical redemption patterns, referred to as “breakage.” Estimated breakage revenue is recognized over time in proportion to actual promotional code and gift card redemptions and is not material in any period presented.

As of September 30, 2021 and December 31, 2020, $7.4 million and $7.0 million, respectively, were deferred related to purchased but unredeemed promotional codes and gift cards and are included in Accrued and other current liabilities in the accompanying unaudited Condensed Consolidated Balance Sheets.

Loyalty Program

In January 2018, the Company launched Redbox Perks. Redbox Perks allows members to earn points based on transactional and non-transactional activities with Redbox. As customers accumulate points, the Company defers revenue based on its estimate of both the amount of consideration paid by Perks members to earn awards and the value of the eventual award it expects the members to redeem. The Company defers an appropriate amount of revenue so as to properly recognize revenue from Perks members in relation to the benefits of the program. The Company also estimates the quantity of points that will not be redeemed by Perks members (“breakage”). Breakage reduces the amount of revenue deferred from loyalty points over the period of, and in proportion to, the actual redemptions of loyalty points based on observed historical breakage and consumer rental patterns.

As of September 30, 2021 and December 31, 2020, $2.0 million and $2.8 million, respectively, of revenue was deferred related to Perks and is included in Accrued and other current liabilities in the accompanying unaudited Condensed Consolidated Balance Sheets.

Revenue Recognition

The Company recognizes revenue, net of sales tax, when it satisfies its performance obligations by transferring control of promised goods or services to its customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services. Revenue from movie rentals is recognized for the period that the movie is rented and is recorded net of promotional discounts offered to the Company’s consumers, uncollected amounts and refunds that it grants to its customers. Revenue from a direct sale out of the kiosk of previously rented movies is recognized at the time of sale. Revenue from On Demand rentals or purchases is also recognized at the time of sale. On rental transactions for which the related movie has not yet been returned to the kiosk at month-end, revenue is recognized with a corresponding receivable recorded in the balance sheet, net of a reserve for potentially uncollectable amounts that is considered a reduction from gross revenue as collectability is not reasonably assured.

A significant portion of the Company’s Legacy Business rental revenue is concentrated in kiosks installed with certain retail partners. Revenue aggregated at the following retailers accounted for 10% or more of the Company’s net revenue for the periods presented:

	Year Ended
	December 31,
	2020	2019	2018
Walgreen Co.	14.6%	14.7%	15.5%
Wal-Mart Stores Inc.	13.8%	18.3%	18.2%

Promotional Codes and Gift Cards

The Company offers its consumers the option to purchase stored value products in the form of bulk promotional codes and electronic gift cards. There are no expiration dates on these products and the Company does not charge service fees that cause a decrement to customer balances in the case of gift cards. Cash receipts from the sale of promotional codes and gift cards are recorded as deferred revenue in Accrued and other current liabilities and recognized as revenue upon redemption. Additionally, the Company recognizes revenue from non-redeemed or partially redeemed promotional codes and gift cards in proportion to the historical redemption patterns, referred to as “breakage.” Estimated breakage revenue is recognized over time in proportion to actual promotional code and gift card redemptions and is not material in any period presented.

As of December 31, 2020 and December 31, 2019, $7.0 million and $6.8 million, respectively, were deferred related to purchased but unredeemed promotional codes and gift cards and are included in Accrued and other current liabilities in the accompanying Consolidated Balance Sheets.

Loyalty Program

In January 2018, the Company launched Redbox Perks. Redbox Perks allows members to earn points based on transactional and non-transactional activities with Redbox. As customers accumulate points, the Company defers revenue based on its estimate of both the amount of consideration paid by Perks members to earn awards and the value of the eventual award it expects the members to redeem. The Company defers an appropriate amount of revenue so as to properly recognize revenue from Perks members in relation to the benefits of the program. The Company also estimates the quantity of points that will not be redeemed by Perks members (“breakage”). Breakage reduces the amount of revenue deferred from loyalty points over the period of, and in proportion to, the actual redemptions of loyalty points based on observed historical breakage and consumer rental patterns.

As of December 31, 2020 and December 31, 2019, $2.8 million and $4.8 million, respectively, of revenue was deferred related to Perks and is included in Accrued and other current liabilities in the accompanying Consolidated Balance Sheets.

Product Cost

Product Cost

Product cost primarily represents the amortization of the Company’s physical content library and digital revenue sharing costs. Amortization of the content library is calculated using rental decay curves based on historical performance of movies over their useful lives to allocate content library costs to the periods over which the related revenue are earned. Given the steepness of the rental decay curve, amortization of the content library is recorded on an accelerated basis with substantially all of the content library cost recognized within the first year. The rental decay curves and salvage value of the Company’s content library are periodically reviewed and evaluated.

For movies acquired through the Company's Redbox Entertainment label, costs include (1) the costs to acquire content, (2) manufacturing costs and (3) supply chain costs. These costs are capitalized as they are incurred and amortized in proportion to the current year's revenue as a percentage of management's estimate of total ultimate revenue, not to exceed the life of the acquired rights. Ultimate revenue estimates are periodically reviewed and adjustments, if any, will result in changes to amortization rates.

Product Cost

Product cost primarily represents the amortization of the Company’s physical content library and digital revenue sharing costs. Amortization of the content library is calculated using rental decay curves based on historical performance of movies and games over their useful lives to allocate content library costs to the periods over which the related revenues are earned. Given the steepness of the rental decay curve, amortization of the content library is recorded on an accelerated basis with substantially all of the content library cost recognized within the first year. The rental decay curves and salvage value of the Company’s content library are periodically reviewed and evaluated.

Advertising Costs

Advertising Costs

Advertising costs, which are included as a component of marketing expenses, include media expenses for local advertising, internet advertising, and sponsorship fees. The costs were $1.4 million and $4.6 million for the nine months ended September 30, 2021 and 2020, respectively.

Advertising Costs

Advertising costs, which are included as a component of marketing expenses, include media expenses for national and local advertising, internet advertising, and sponsorship fees. The costs were $6.3 million, $4.3 million and $11.2 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Share Based Compensation

Share Based Compensation

The Company grants share-based awards to select employees of the Company, consisting of restricted stock and performance stock units. Compensation expense is generally recognized for restricted stock units on a graded-vesting basis over the vesting period, which is generally five years. Compensation expense is generally recognized for performance stock units over the related vesting periods based on the grant-date fair value of the award when it becomes probable that the minimum return on Invested Capital (as defined under the plans) by Apollo will be satisfied. Award forfeitures are recognized at the time of occurrence. All awards granted are equity classified awards.

Share Based Compensation

The Company grants share-based awards to select employees of the Company, consisting of restricted stock and performance stock units. Compensation expense is generally recognized for restricted stock units on a graded-vesting basis over the vesting period, which is generally five years. Compensation expense is generally recognized for performance stock units over the related vesting periods based on the grant-date fair value of the award when it becomes probable that the minimum return on Invested Capital (as defined under the plans) by Apollo will be satisfied. Award forfeitures are recognized at the time of occurrence. All awards granted are equity classified awards.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of deposit accounts. The Company’s cash balances with financial institutions may exceed the deposit insurance limits. The Company does not include outstanding amounts due from its payment card service providers for billed transactions in its cash balances, rather they are included in accounts receivable.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of deposit accounts. The Company’s cash balances with financial institutions may exceed the deposit insurance limits. The Company does not include outstanding amounts due from its payment card service providers for billed transactions in its cash balances, rather they are included in accounts receivable.

Restricted Cash

Restricted Cash

Restricted cash balances are cash balances established to secure the Company’s letter of credit requirement to support its insurance obligations and is presented as a short-term asset. See also Note 6: Debt.

Restricted Cash

Restricted cash balances are cash balances established to secure the Company’s letter of credit requirement to support its insurance obligations and is presented as a short-term asset. See also Note 6: Debt.

Content Library

Content Library

Content library is comprised of movies available for rent or purchase through the Company’s kiosks as well as movies acquired through the Company’s Redbox Entertainment label.

For movies available for rent or purchase through the Company’s kiosks, movie content is obtained primarily through revenue sharing agreements and license agreements with studios, as well as through distributors and other suppliers. The cost of content mainly includes (1) the costs paid to studios and other vendors to acquire content including revenue share as applicable, (2) costs incurred to label, sort, and ship content to the Company’s kiosks for merchandising, (3) costs incurred to destroy content after use if required under contractual arrangements with studios and (4) indirect taxes, if applicable. For content that the Company expects to sell, management determines an estimated salvage value. Content salvage values are estimated based on the historical sales activity. The cost of each title is capitalized and amortized to its estimated salvage value using rental decay curves as discussed above under Product Cost.

For movies acquired through the Company’s Redbox Entertainment label, costs include (1) the costs to acquire content, (2) manufacturing costs and (3) supply chain costs. These costs are capitalized as they are incurred and amortized in proportion to the current year's revenue as a percentage of management's estimate of total ultimate revenue, not to exceed the life of the acquired rights. Ultimate revenue estimates are periodically reviewed and adjustments, if any, will result in changes to amortization rates.

Content Library

Content library consists of movies available for rent or purchase through the Company’s kiosks. The Company obtains its movie content primarily through revenue sharing agreements and license agreements with studios, as well as through distributors and other suppliers. The cost of content mainly includes (1) the costs paid to studios and other vendors to acquire content including revenue share as applicable, (2) costs incurred to label, sort, and ship content to the Company’s kiosks for merchandising, (3) costs incurred to destroy content after use if required under contractual arrangements with studios and (4) indirect taxes, if applicable. For content that the Company expects to sell, management determines an estimated salvage value. Content salvage values are estimated based on the historical sales activity. The cost of each title is capitalized and amortized to its estimated salvage value using rental decay curves as discussed above under Product Cost.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets are generally comprised of insurance-related receivables representing estimated amounts due from the Company’s insurance partners in excess of its deductibles, spare parts that are not separately capitalized for use in the repair and maintenance of its kiosks, the value of cases and labels used to vend and track discs, net of amortization, and various prepayments for operating expenses including software licenses when not determined to be a component of property and equipment.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets are generally comprised of insurance-related receivables representing estimated amounts due from the Company’s insurance partners in excess of its deductibles, spare parts that are not separately capitalized for use in the repair and maintenance of its kiosks, the value of cases and labels used to vend and track discs, net of amortization, and various prepayments for operating expenses including software licenses when not determined to be a component of property and equipment.

Accrued and Other Current Liabilities

Accrued and Other Current Liabilities

Accrued and other current liabilities generally consist of estimated total amounts due under contractual revenue-sharing arrangements with the Company’s content providers net of payments made during the respective title’s rental period, employee related liabilities primarily related to compensation, deferred revenue related to stored-value arrangements and the Company’s loyalty program, estimated income taxes payable, sales and rental-related taxes collected from the Company’s consumers on behalf of governmental entities, estimated gross amounts due for insurance claims incurred but not recorded, and various other estimates of amounts due but not invoiced for goods and services from the Company’s operational vendors.

Accrued and Other Current Liabilities

Accrued and other current liabilities generally consist of estimated total amounts due under contractual revenue-sharing arrangements with the Company’s content providers net of payments made during the respective title’s rental period, employee related liabilities primarily related to compensation, deferred revenue related to stored-value arrangements and the Company’s loyalty program, estimated income taxes payable, sales and rental-related taxes collected from the Company’s consumers on behalf of governmental entities, estimated gross amounts due for insurance claims incurred but not recorded, and various other estimates of amounts due but not invoiced for goods and services from the Company’s operational vendors.

Loss Contingencies

Loss Contingencies

The Company accrues estimated liabilities for loss contingencies arising from claims, assessments, litigation and other sources when it is probable that a liability has been incurred and the amount of the claim assessment or damages can be reasonably estimated. The Company believes it has sufficient accruals to cover any obligations resulting from claims, assessments or litigation that have met these criteria.

Loss Contingencies

The Company accrues estimated liabilities for loss contingencies arising from claims, assessments, litigation and other sources when it is probable that a liability has been incurred and the amount of the claim assessment or damages can be reasonably estimated. The Company believes it has sufficient accruals to cover any obligations resulting from claims, assessments or litigation that have met these criteria.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Certain financial assets and liabilities are required to be carried at fair value. Fair value is the price that would be received to sell an asset, or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants at the measurement date. In determining fair value, the Company utilizes market data or assumptions that it believes market participants would use in pricing the asset or liability, which would maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, including assumptions about risk and the risks inherent in the inputs to the valuation technique.

In evaluating the fair value measurement techniques for recording certain financial assets and liabilities, there is a three-level valuation hierarchy under which financial assets and liabilities are designated. The determination of the applicable level within the hierarchy of a particular financial asset or liability depends on the inputs used in valuation as of the measurement date.

Valuations based on observable or market-based inputs for identical asset or liabilities (Level 1 measurement) are given the highest level of priority, whereas valuations based on unobservable or internally derived inputs (Level 3 measurement) are given the lowest level of priority. The three levels of the fair value hierarchy are defined as follows:

●	Level 1: Observable inputs such as quoted prices in active markets for identical assets or liabilities;
●	Level 2: Inputs other than Level 1 inputs that are observable for the asset or liability, either directly or indirectly, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or market-corroborated inputs; or
●	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The carrying amounts for the Company’s cash equivalents approximate fair value because of the short-term nature of these instruments. The fair value of the Company’s long-term debt approximates its carrying amount, which is presented net of unamortized deferred financing costs.

Fair Value of Financial Instruments

Certain financial assets and liabilities are required to be carried at fair value. Fair value is the price that would be received to sell an asset, or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants at the measurement date. In determining fair value, the Company utilizes market data or assumptions that it believes market participants would use in pricing the asset or liability, which would maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, including assumptions about risk and the risks inherent in the inputs to the valuation technique.

In evaluating the fair value measurement techniques for recording certain financial assets and liabilities, there is a three-level valuation hierarchy under which financial assets and liabilities are designated. The determination of the applicable level within the hierarchy of a particular financial asset or liability depends on the inputs used in valuation as of the measurement date.

Valuations based on observable or market-based inputs for identical asset or liabilities (Level 1 measurement) are given the highest level of priority, whereas valuations based on unobservable or internally derived inputs (Level 3 measurement) are given the lowest level of priority. The three levels of the fair value hierarchy are defined as follows:

●	Level 1: Observable inputs such as quoted prices in active markets for identical assets or liabilities;
●	Level 2: Inputs other than Level 1 inputs that are observable for the asset or liability, either directly or indirectly, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or market-corroborated inputs; or
●	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The carrying amounts for the Company’s cash equivalents approximate fair value because of the short-term nature of these instruments. The fair value of the Company’s long-term debt approximates its carrying amount, which is presented net of unamortized deferred financing costs.

Derivative Instruments

Derivative Instruments

The Company is exposed to certain market risks relating to interest rates. The Company actively monitors and attempts to mitigate but does not eliminate these exposures using derivative instruments including interest rate swaps. The Company does not enter into derivative instruments for speculative or trading purposes. The Company recognizes its derivatives as either assets or liabilities and measure those instruments at estimated fair value. The Company presents its derivative positions gross on its unaudited Condensed Consolidated Balance Sheets. The Company records changes in the fair value of derivatives as a component of interest and other expense, net on its unaudited Condensed Consolidated Statements of Operations.

Derivative Instruments

The Company is exposed to certain market risks relating to interest rates. The Company actively monitors and attempts to mitigate but does not eliminate these exposures using derivative instruments including interest rate swaps. The Company does not enter into derivative instruments for speculative or trading purposes. The Company recognizes its derivatives as either assets or liabilities and measure those instruments at estimated fair value. The Company presents its derivative positions gross on its Consolidated Balance Sheets. The Company records changes in the fair value of derivatives as a component of other expense, net on its Consolidated Statements of Operations.

COVID-19 Pandemic

COVID-19 Pandemic

The Company is continuing to closely monitor the impact of the COVID-19 pandemic and is continually assessing its potential effects on its business and its financial performance as well as the impact of COVID-19 on its customers, employees, and vendors, including retail and studio partners. The Company cannot predict the duration or severity of the COVID-19 pandemic, and cannot reasonably estimate the financial impact that the COVID-19 outbreak will have on its results and significant estimates going forward.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Accounting Guidance Recently Adopted:

In August 2018, the FASB issued ASU 2018-05, Intangibles-Goodwill and Other-Internal-Use-Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract. The ASU requires a customer in a cloud computing arrangement (i.e., hosting arrangement) that is a service contract to follow the internal-use software guidance in ASC 350-40 to determine whether to capitalize certain implementation costs or expense them as incurred. For private companies, the guidance is effective for reporting periods beginning after December 15, 2020. The Company adopted this ASU as of January 1, 2021, which did not have a material impact on its consolidated financial statements and related disclosures.

In March 2019, the FASB issued ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials (Subtopic 926-20), in order to align the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. ASU 2019-02 also requires that an entity reassess estimates of the use of a film in a film group and account for any changes prospectively. In addition, 2019-02 requires that an entity test films and license agreements for impairment at a film group level when the film or license agreements are predominantly monetized with other films and license agreements. For private companies, the guidance is effective for reporting periods beginning after December 15, 2020. The Company adopted this ASU as of January 1, 2021, which did not have a material impact on its consolidated financial statements and related disclosures.

Accounting Guidance Not Yet Adopted:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (ASU 2020-04), which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by the discontinuance of LIBOR or another referenced rate. ASU 2020-04 is effective for fiscal years beginning after December 31, 2022. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740) to simplify the accounting for income taxes. This guidance removes certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. The guidance also clarifies and simplifies other areas of ASC 740. This standard is effective for private companies for fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The ASU requires lessees, among other things, to recognize lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under previous authoritative guidance. This update also introduces new disclosure requirements for leasing arrangements. For private companies, the guidance is effective for reporting periods beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326). The ASU provides new guidance regarding measurement and recognition of credit impairment for certain financial assets. Such guidance will impact how the Company determines its allowance for estimated uncollectible receivables. For private companies, the guidance is effective for reporting periods beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.

Recent Accounting Pronouncements

Accounting Guidance Not Yet Adopted:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (ASU 2020-04), which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by the discontinuance of LIBOR or another referenced rate. ASU 2020-04 is effective for fiscal years beginning after December 31, 2022. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740) to simplify the accounting for income taxes. This guidance removes certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. The guidance also clarifies and simplifies other areas of ASC 740. This standard is effective for private companies for fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use-Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract. The ASU requires a customer in a cloud computing arrangement (i.e., hosting arrangement) that is a service contract to follow the internal-use software guidance in ASC 350-40 to determine whether to capitalize certain implementation costs or expense them as incurred. For private companies, the guidance is effective for reporting periods beginning after December 15, 2020. The Company is currently evaluating the impact of adopting this ASU, and does not expect a material impact on its consolidated financial statements and related disclosures.

In March 2019, the FASB issued ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials (Subtopic 926-20), in order to align the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. ASU 2019-02 also requires that an entity reassess estimates of the use of a film in a film group and account for any changes prospectively. In addition, 2019-02 requires that an entity test films and license agreements for impairment at a film group level when the film or license agreements are predominantly monetized with other films and license agreements. For private companies, the guidance is effective for reporting periods beginning after December 15, 2020. The Company is currently evaluating the impact of adopting this ASU, and does not expect a material impact on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The ASU requires lessees, among other things, to recognize lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under previous authoritative guidance. This update also introduces new disclosure requirements for leasing arrangements. For private companies, the guidance is effective for reporting periods beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326). The ASU provides new guidance regarding measurement and recognition of credit impairment for certain financial assets. Such guidance will impact how the Company determines its allowance for estimated uncollectible receivables. For private companies, the guidance is effective for reporting periods beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.